Income Tax - Summary of Reconciliation of Accounting Profit Multiplied By Applicable Tax Rates (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income carrying amount before income tax	$ 511,121,334	$ 473,594,762	$ 2,477,083,018
Income tax on income carrying amount	178,892,467	165,758,167	866,979,056
Adjustment in respect of current income tax of prior years	(880,374)	(8,514,659)	(413,751)
Effect of different tax rates in other countries	(1,656,287)	(3,248,480)	(2,692,390)
Income not subject to tax	(5,201,149)	(4,315,895)	(2,954,798)
Non-deductible expenses	11,601,774	15,716,283	2,728,302
Deduction for contributions to Guarantee Reciprocal Companies (SGR)	(4,924,491)	(9,638,943)	(6,269,598)
Difference between tax and accounting inflation adjustment and effect of the restatement in terms of the measuring unit current at the end of the year	(10,418,271)	(211,561,175)	(173,929,383)
Inflation adjustment of PPE & other intangible assets	51,037,877	104,385,662	124,288,476
Other	2,187,649	(4,426,578)	1,116,178
Effect of progressive tax rates	(223,695)	(54,782)	(100,054)
Total income tax	$ 220,415,500	$ 44,099,600	$ 808,752,038